INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of movement in intangible assets other than goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	$ 1,080,386	$ 1,018,892	$ 1,046,559
Additions	79,144	66,867	82,798
Withdrawals		(3,192)	(704)
Transfer software and others	(718)	(2,446)	135
Foreign exchange	52,478	54,623	(58,734)
Amortization	(59,304)	(54,358)	(51,162)
Closing balance	1,151,986	1,080,386	1,018,892
Computer software and others Net
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	143,575	136,262	139,341
Additions	298	47	0
Withdrawals		(2,947)	(275)
Transfer software and others	69,210	61,212	46,144
Foreign exchange	2,612	3,359	(3,571)
Amortization	(59,304)	(54,358)	(45,377)
Closing balance	156,391	143,575	136,262
Developing software
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	107,652	104,874	68,521
Additions	78,846	66,820	82,798
Withdrawals		(245)	(429)
Transfer software and others	(69,928)	(63,658)	(45,657)
Foreign exchange	440	(139)	(359)
Amortization	0	0	0
Closing balance	117,010	107,652	104,874
Airport slots
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	625,368	587,214	627,742
Additions	0	0	0
Withdrawals		0	0
Transfer software and others	0	0	0
Foreign exchange	33,581	38,154	(40,528)
Amortization	0	0	0
Closing balance	658,949	625,368	587,214
Loyalty program
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	203,791	190,542	210,955
Additions	0	0	0
Withdrawals		0	0
Transfer software and others	0	0	(352)
Foreign exchange	15,845	13,249	(14,276)
Amortization	0	0	(5,785)
Closing balance	$ 219,636	$ 203,791	$ 190,542